Related Party Transactions (Narrative) (Details)				3 Months Ended				6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 20, 2020 USD ($)	Sep. 25, 2019 USD ($)	Jun. 26, 2018 USD ($)	Mar. 31, 2020 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) hotel	Sep. 30, 2019	Nov. 05, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel	Mar. 13, 2020 USD ($)	Sep. 30, 2017 hotel
Related Party Transaction [Line Items]
Allocation percentage		75.00%
Preferred equity offerings		$ 400,000,000
Number of hotel properties | hotel													24
Subsidiaries
Related Party Transaction [Line Items]
Number of hotel properties managed by affiliates | hotel				79	80			79			80
Number of hotel properties | hotel				116	117			116			117
Ashford Inc.
Related Party Transaction [Line Items]
Contribution amount committed		$ 15,000,000
Contribution amount funded								$ 2,500,000
Corporate, general and administrative				$ 698,000	$ 896,000		$ 0				$ 896,000
Ashford Inc. | Affiliated entity
Related Party Transaction [Line Items]
ERFP, percent of commitment for each hotel			10.00%
ERFP, term after acquisition			3 years
ERFP, initial term			2 years
ERFP, renewal term			1 year
ERFP, notice term			60 days
Consideration for FF&E						$ 8,100,000	$ 5,000,000.0
Ashford Inc. | Affiliated entity | Embassy Suites New York Manhattan Times Square
Related Party Transaction [Line Items]
Entitled to receive for furniture, fixtures, and equipment				19,500,000	$ 19,500,000			$ 19,500,000			19,500,000
Consideration for FF&E						$ 8,100,000
Remaining ERFP amount												$ 11,400,000
Ashford Inc. | Other Assets
Related Party Transaction [Line Items]
Contribution amount funded				$ 898,000							$ 1,600,000
Ashford Inc. | Maximum
Related Party Transaction [Line Items]
Quarterly base fee				0.70%	0.70%			0.70%			0.70%
Total market capitalization				$ 10,000,000,000.0	$ 10,000,000,000.0			$ 10,000,000,000.0			$ 10,000,000,000.0
Ashford Inc. | Maximum | Affiliated entity
Related Party Transaction [Line Items]
ERFP investment amount (up to)			$ 50,000,000
ERFP commitment amount subject to increase			$ 100,000,000
Ashford Inc. | Minimum
Related Party Transaction [Line Items]
Quarterly base fee				0.50%	0.50%			0.50%			0.50%
Total market capitalization				$ 6,000,000,000.0	$ 6,000,000,000.0			$ 6,000,000,000.0			$ 6,000,000,000.0
Lismore capital
Related Party Transaction [Line Items]
Advisory services aggregate fee, percent	0.50%
Advisory services fee, percentage	0.125%
Advisory services, fee installment, percentage	0.125%
Advisory services, financing amount	$ 4,114,740,601
Advisory services, multiple percentage	0.25%
Advisory Services, initial deposit				5,000,000.0
Braemar Hotels & Resorts Inc
Related Party Transaction [Line Items]
Allocation percentage		25.00%
Management fees
Related Party Transaction [Line Items]
Payment of monthly property management fees (greater than $10,000)				$ 14,000						$ 14,000	$ 14,000
Percentage of base management fee				3.00%						3.00%	3.00%
Portion of project management fees to project costs				4.00%					4.00%		4.00%